Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 8.2	$ 25.1	$ 38.7
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	17.3	68.5	42.9
Income Taxes Paid	$ (6.2)	$ (5.7)	$ (0.7)